Indebtedness	12 Months Ended
Dec. 31, 2011
Indebtedness [Abstract]
Indebtedness
13.      Indebtedness:

The principal amount, stated interest rate and maturity date of outstanding debt at December 31, 2011 and 2010 are as follows (dollars in thousands):

	2011	2010

Parent Company Debt:
Senior Notes:
7 ¾% Senior Notes due 2013, less debt discount of $99 and $154	$94,401	$94,346
7% Senior Notes due 2013, net of debt premium of $218 and $340	312,463	312,585
8 1/8% Senior Notes due 2015, less debt discount of $4,256 and $5,437	454,385	474,563
7 1/8% Senior Notes due 2017	423,140	478,000
Subordinated Notes:
3 ¾% Convertible Senior Subordinated Notes due 2014	97,581	97,581
8.65% Junior Subordinated Deferrable Interest Debentures due 2027	88,204	89,554
Subsidiary Debt:
Term loans	323,750	–
Revolving credit facility	92,103	–
Aircraft financing due 2011	–	32,881
Capital leases due 2012 through 2015 with a weighted-average
interest rate of 5.7%	5,301	57
Other due 2012 through 2029 with a weighted-average interest rate of .2%	12,325	100,539
Total debt	1,903,653	1,680,106
Less: current maturities	(29,264)	(133,451)
Long-term debt	$1,874,389	$1,546,655

Parent Company Debt:

The Board of Directors has authorized the Company, from time to time, to purchase its outstanding debt securities through cash purchases in open market transactions, privately negotiated transactions or otherwise.  Such purchases, if any, depend upon prevailing market conditions, the Company's liquidity requirements and other factors; such purchases may be commenced or suspended at any time without notice.  Principal amounts purchased during the last three years are as follows (dollars in thousands):

F-29

	2011	2010	2009

7 ¾% Senior Notes	$–	$5,500	$–
7% Senior Notes	–	27,200	35,555
8 1/8% Senior Notes	21,359	20,000	–
7 1/8% Senior Notes	54,860	22,000	–
8.65% Junior Subordinated Deferrable Interest Debentures	1,350	2,146	6,500
Total	$77,569	$76,846	$42,055

As a result of the purchases, the Company recognized pre-tax losses of $6,352,000 and $5,138,000 for the years ended December 31, 2011 and 2010, respectively, which are reflected in selling, general and other expenses, and recognized pre-tax gains of $6,693,000 for the year ended December 31, 2009, which are reflected in investment and other income.

In January 2012, the Company called for redemption the Senior Notes due 2017 and the Junior Subordinated Deferrable Interest Debentures due 2027 pursuant to pre-existing call rights.  Excluding accrued interest the Company will pay an aggregate of $528,308,000 to redeem the bonds in March 2012.

In April 2004, the Company sold $350,000,000 principal amount of its 3¾% Convertible Senior Subordinated Notes due 2014 in a private placement transaction.  The notes are convertible into the Company's common shares at $22.55 per share at any time before their maturity, subject to certain restrictions contained in the notes, at a conversion rate of 44.3459 shares per each $1,000 principal amount of notes subject to adjustment.  Such amount reflects an adjustment to the conversion price as a result of the dividends paid in December 2011 and 2010.  Future cash dividends will reduce the conversion price per share by the amount of the dividend paid per share.  At December 31, 2011, the notes are convertible into an aggregate of 4,327,317 shares.

Pursuant to privately negotiated transactions to induce conversion, the Company issued 5,378,606 common shares upon the conversion of $123,529,000 principal amount of the notes during 2009.  The number of common shares issued was in accordance with the terms of the notes; however, the Company paid the former noteholders $25,990,000 to induce conversion.  The additional cash payments were recorded as selling, general and other expenses.

The Company's senior note indentures contain covenants that restrict its ability to incur more Indebtedness or issue Preferred Stock of Subsidiaries unless, at the time of such incurrence or issuance, the Company meets a specified ratio of Consolidated Debt to Consolidated Tangible Net Worth, limit the ability of the Company and Material Subsidiaries to incur, in certain circumstances, Liens, limit the ability of Material Subsidiaries to incur Funded Debt in certain circumstances, and contain other terms and restrictions all as defined in the senior note indentures.  The Company has the ability to incur substantial additional indebtedness or make distributions to its shareholders and still remain in compliance with these restrictions.  If the Company is unable to meet the specified ratio, the Company would not be able to issue additional Indebtedness or Preferred Stock, but the Company's inability to meet the applicable ratio would not result in a default under its senior note indentures.  The senior note indentures do not restrict the payment of dividends.

Subsidiary Debt:

At December 31, 2011, National Beef's credit facility consisted of a $323,750,000 outstanding term loan and a revolving line of credit of up to $250,000,000; any amounts outstanding under the facility mature in June 2016.  The term loan requires quarterly principal payments of $9,250,000.  The term loan and the revolving credit facility bear interest at the Base Rate or the LIBOR Rate (as defined in the credit facility), plus a margin ranging from .75% to 2.50% depending upon certain financial ratios and the rate selected.  At December 31, 2011, the interest rate on the term loan was 2.1% and the interest rate in the revolving credit facility was 2.2%.  The credit facility is secured by a first priority lien on substantially all of the assets of National Beef and its subsidiaries.

Borrowings under the revolving credit facility are available for National Beef's working capital requirements, capital expenditures and other general corporate purposes.  Unused capacity under the facility can also be used to issue letters of credit; letters of credit aggregating $22,976,000 were outstanding at December 31, 2011.  Amounts available under the revolver are subject to a borrowing base calculation primarily comprised of receivable and inventory balances.  At December 31, 2011, after deducting outstanding amounts and issued letters of credit the remainder of the unused revolver was fully available to National Beef.

The credit facility contains customary covenants relating to National Beef and its subsidiaries, including restrictions on  distributions, mergers, asset sales, investments, acquisitions, encumbrances, affiliate transactions and other matters.  The ability of National Beef and its subsidiaries to engage in other business, incur debt or grant liens is also restricted.  National Beef is also required to maintain a minimum Adjusted Net Worth, a maximum Funded Debt Ratio and minimum Fixed Charge Coverage Ratio, all as defined in the credit facility.  At December 31, 2011, National Beef met all of these requirements.

During 2001, a subsidiary of the Company borrowed $53,100,000 collateralized by certain of its corporate aircraft.  The debt matured during 2011.  Other subsidiary debt at December 31, 2011 principally includes Industrial Revenue Bonds of National Beef ($12,245,000). Other subsidiary debt at December 31, 2010 principally included debt secured by MB1's real estate development project ($100,524,000).

Excluding repurchase agreements discussed below, at December 31, 2011, $1,786,858,000 of consolidated assets (primarily inventory, receivables, property and equipment and intangibles) are pledged for indebtedness aggregating $433,399,000, principally for amounts due under National Beef's credit facility.

The aggregate annual mandatory redemptions of debt during the five year period ending December 31, 2016 are as follows:  2012 - $29,264,000; 2013 - $445,305,000; 2014 - $136,888,000; 2015 - $499,071,000; and 2016 - $283,918,000.  Aggregate annual mandatory redemptions of debt do not include bonds called for redemption in 2012.

Securities Sold Under Agreements to Repurchase:

Securities sold under agreements to repurchase are accounted for as collateralized financing transactions.  At December 31, 2011, these fixed rate repurchase agreements have a weighted-average interest rate of approximately 0.3%, mature in January 2012 and are collateralized by non-current investments.  The non-current investments are adjustable rate mortgage pass-through certificates issued by U.S. Government-Sponsored Enterprises (FHLMC or FNMA).  This portfolio has a weighted-average life of approximately 5 years and a duration of .76 at December 31, 2011.

The weighted-average interest rate on short-term borrowings (primarily consisting of securities sold under agreements to repurchase) was .3% and .4% at December 31, 2011 and 2010, respectively.